Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 16,772	¥ 17,379	¥ 7,959
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	2,990	2,992	(2,696)
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 13,782	¥ 14,387	¥ 10,655